Note 21 - Stock-based Compensation - Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Shares issuable under options (in shares)	2,550,875	2,190,125
Shares issuable under options, weighted average exercise price (in dollars per share)	$ 89.34	$ 69.22
Granted, number of options (in shares)	837,500	682,500
Granted, weighted average exercise price (in dollars per share)	$ 95.69	$ 136.38
Exercised, number of options (in shares)	(305,125)	(292,450)
Exercised, weighted average exercise price (in dollars per share)	$ 54.99	$ 49.38
Forfeited, number of options (in shares)	(30,250)	(29,300)
Forfeited, weighted average exercise price (in dollars per share)	$ 110.73	$ 80.15
Shares issuable under options (in shares)	3,053,000	2,550,875
Shares issuable under options, weighted average exercise price (in dollars per share)	$ 94.30	$ 89.34
Shares issuable under options, weighted average remaining contractual life (Year)	3 years 1 month 6 days
Shares issuable under options, aggregate intrinsic value	$ 25,723
Options exercisable, number of options (in shares)	1,271,220
Options exercisable, weighted average exercise price (in dollars per share)	$ 83.31
Options exercisable, weighted average remaining contractual life (Year)	2 years 1 month 6 days
Options exercisable, aggregate intrinsic value	$ 18,801